Note 12 - Capital Lease Obligations	9 Months Ended
Sep. 30, 2011
Leases Capital [Abstract]
Note 12 - Capital Lease Obligations [Text Block]

12. Capital Lease Obligations

The Company leases certain offshore platforms and vessels, which are accounted for as capital leases. As of September 30, 2011, assets under capital leases had a net book value of US$1,980.

The following is a schedule by year of the future minimum lease payments as of September 30, 2011:

2011	44
2012	52
2013	17
2014	17
2015	16
2016 and thereafter	58
Estimated future lease payments	204

Less amount representing interest at 6.2% to 12.0% annual	(43)

Present value of minimum lease payments	161

Less current portion of capital lease obligations	(76)

Long-term portion of capital lease obligations	85